CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 366	$ (86)	$ 4,218
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,963	3,230	3,207
Amortization of marketable securities premiums and accretion of discounts, net	1,094	820	349
Realized loss on sale of marketable securities, net	13	0	0
Equity in losses of an affiliated company, net of interest on loans to an affiliated company	0	0	21
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,373	2,546	1,701
Decrease in accrued interest on loans, marketable securities, convertible notes, and bank deposits	56	152	73
Decrease (increase) in deferred income tax assets	1,976	2,940	(1,946)
Decrease (increase) in trade receivables, net	5,575	(4,625)	(2,254)
Decrease (increase) in other receivables and prepaid expenses	1,777	(2,249)	110
Decrease (increase) in inventories	(2,013)	(925)	2,986
Increase (decrease) in trade payables	(2,987)	2,896	403
Increase (decrease) in other payables and accrued expenses and other liabilities	2,394	(2,114)	2,577
Increase in deferred revenues	3,758	3,595	3,138
Increase (decrease) in accrued severance pay, net	218	(223)	(495)
Net cash provided by operating activities	17,563	5,957	14,088
Cash flows from investing activities:
Net loans provided to an affiliated company	0	0	(1,211)
Purchase of marketable securities	0	(60,286)	0
Purchase of property and equipment	(1,976)	(2,539)	(1,586)
Proceeds from sale of marketable securities	2,557	0	0
Short-term and restricted bank deposits, net	1,969	1,471	1,229
Proceeds from redemption of marketable securities upon maturity	2,711	15,390	7,600
Proceeds from redemption of long-term bank deposits	1,032	2,685	2,623
Purchase of intangible asset	0	(100)	0
Net cash paid for acquisition of subsidiary	(1,960)
Net cash provided by (used in) investing activities	4,333	(43,379)	8,655
Cash flows from financing activities:
Purchase of treasury stock	(19,523)	(5,267)	0
Repayment of senior convertible notes	0	(338)	0
Repayment of long-term bank loans	(4,685)	(4,686)	(8,436)
Proceeds from bank loans	6,264	0	0
Contingent payment for acquisition of NSC non-controlling interest	0	0	(515)
Payment related to the acquisition of Mailvision	(233)	(233)	0
Proceeds from issuance of shares in a public offering, net	0	29,744	0
Proceeds from issuance of shares upon exercise of options and warrants	392	2,236	1,752
Net cash provided by (used in) financing activities	(17,785)	21,456	(7,199)
Increase (decrease) in cash and cash equivalents	4,111	(15,966)	15,544
Cash and cash equivalents at the beginning of the year	14,797	30,763	15,219
Cash and cash equivalents at the end of the year	18,908	14,797	30,763
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	301	658	429
Cash paid during the year for interest	$ 329	$ 415	$ 583